Fair Value of Assets and Liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Financial assets
Cash and balances with central banks	€ 52,171	€ 49,987	€ 38,276
Loans and advances to banks	34,584	30,422
Financial assets at fair value through profit or loss
- Trading assets	54,212	50,152
- Non-trading derivatives	2,397	2,664
- Assets mandatorily as at fair value through profit or loss	59,376	64,783
- Assets designated as at fair value through profit or loss	2,944	2,887
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	31,294	31,223
Loans and advances to customers	607,081	589,653
Securities at amortised cost	45,970	47,276
Other assets	10,136	7,397
Total	900,164	876,444
Financial liabilities
Deposits from banks	38,095	37,330
Customer deposits	571,001	555,729
Financial liabilities at fair value through profit or loss
- Trading liabilities	33,575	31,215
- Non-tradingderivatives	2,381	2,299
- designated as at fair value through profit or loss	63,492	59,179
Other liabilities	13,336	12,117
Debt securities in issue	118,929	119,751
Subordinated loans	14,205	13,724		€ 15,968
Total	855,013	831,345
Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	2,551	3,228
Debt securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	26,776	25,616
Securities at amortised cost	45,970	47,276
Total	84,352	81,323
Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	1,967	2,379
Securities [Member]
Financial assets at fair value through other comprehensive income [abstract]
Securities at amortised cost	45,970	47,276
Estimated fair value [member]
Financial assets
Cash and balances with central banks	52,171	49,987
Loans and advances to banks	34,661	30,549
Financial assets at fair value through profit or loss
- Trading assets	54,212	50,152
- Non-trading derivatives	2,397	2,664
- Assets mandatorily as at fair value through profit or loss	59,376	64,783
- Assets designated as at fair value through profit or loss	2,944	2,887
Financial assets at fair value through other comprehensive income [abstract]
Loans and advances to customers	622,964	602,841
Other assets	10,136	7,397
Total	917,006	890,299
Financial liabilities
Deposits from banks	38,531	37,631
Customer deposits	571,604	556,127
Financial liabilities at fair value through profit or loss
- Trading liabilities	33,575	31,215
- Non-tradingderivatives	2,381	2,299
- designated as at fair value through profit or loss	63,492	59,179
Other liabilities	13,336	12,117
Debt securities in issue	120,190	119,893
Subordinated loans	14,337	13,519
Total	857,446	831,980
Estimated fair value [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	2,551	3,228
Estimated fair value [member] | Debt securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	26,776	25,616
Estimated fair value [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	1,967	2,379
Estimated fair value [member] | Securities [Member]
Financial assets at fair value through other comprehensive income [abstract]
Securities at amortised cost	€ 46,851	€ 47,815